Reconciliation of loss after income tax to net cash used in operating activities - Disclosure of reconciliation of profit or loss to operating cash flows (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of profit or loss to operating cash flows [Line Items]
Loss after income tax benefit for the half-year	$ (12,552,490)	$ (10,453,811)
Adjustments for:
Amortisation	0	934,711
Share-based payments expense	4,634,705	464,387
Foreign exchange differences	(194,392)	229,356
Fair value (gain)/loss on financial liabilities at fair value through profit or loss	(744,920)	1,999,648
Gain on contingent consideration	0	(750,007)
Contingent consideration interest	0	232,447
Change in operating assets and liabilities:
(Increase) / Decrease trade and other receivables	(217,628)	44,560
Decrease in other assets	280,060	345,311
Decrease in borrowings	(296,833)	(493,454)
Decrease in trade and other payables	(468,313)	(852,050)
Decrease in deferred tax liabilities	0	(135,546)
Increase in employee benefits provisions	19,188	14,204
Net cash used in operating activities	$ (9,540,623)	$ (8,420,244)